Long-term Debt - Secured Credit Facilities (Details) $ in Thousands	1 Months Ended	2 Months Ended		6 Months Ended				12 Months Ended
	Jan. 26, 2018 USD ($)	Mar. 13, 2018 USD ($)	Mar. 07, 2018 USD ($)	Jul. 01, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jul. 04, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 14, 2018 USD ($)	Jun. 08, 2018 USD ($)	Jun. 01, 2018 USD ($)
Debt Instrument [Line Items]
Amount drawn down					$ 25,012		$ 50,333
Interest expense and debt amortization cost					$ 7,833		$ 9,514
Secured credit facilities
Debt Instrument [Line Items]
Maturity Date					Mar. 31, 2024
Interest rate description					LIBOR plus margin
Frequency of payments					quarterly installments
Secured Credit Facility at June 22, 2017
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity					$ 150,000
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					24
Frequency of payments					quarterly
First priority mortgage					VLGCs Anderida, Aisling, Mont Fort and Mont Gele
Amount drawn down								$ 150,000
Cash repayment in full						$ 137,820
Secured Credit Facility at January 24, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity					$ 90,000
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					20
Frequency of payments					quarterly
First priority mortgage					Vessels Shiraga, Samsara,Stamos and Balla
Amount drawn down	$ 90,000
Secured Credit Facility at January 29, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity					$ 35,000
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					24
Frequency of payments					quarterly
First priority mortgage					Vessels Valadon, Matisse and Rapallo
Amount drawn down			$ 35,000
Secured Credit Facility at March 8, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity					$ 30,000
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					24
Frequency of payments					quarterly
First priority mortgage					Vessels Judd and Raraka
Amount drawn down		$ 30,000
Credit Facility as part of the acquisition of Huahine vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding											$ 16,500
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					6
Frequency of payments					quarterly
First priority mortgage					Vessel Huahine
Credit Facility as part of the acquisition of Huahine vessel | Subsequent Event
Debt Instrument [Line Items]
Amount repaid				$ 14,000
Credit Facility as part of the acquisition of Marfa vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding										$ 33,833
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					22
Frequency of payments					quarterly
First priority mortgage					Vessel Marfa
Credit Facility as part of the acquisition of Botafogo vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding									$ 8,929
Interest rate description					LIBOR plus margin
Line of credit facilities number of installments					5
Frequency of payments					quarterly
First priority mortgage					Vessel Botafogo
Credit Facility as part of the acquisition of Botafogo vessel | Subsequent Event
Debt Instrument [Line Items]
Amount repaid				$ 8,214
Mont Gele VLGC
Debt Instrument [Line Items]
Disposal Date					Oct. 15, 2018
Mont Fort VLGC
Debt Instrument [Line Items]
Disposal Date					Oct. 30, 2018
Anderida and Aisling VLGCs
Debt Instrument [Line Items]
Disposal Date					Nov. 05, 2018